FINANCIAL INSTRUMENTS (Detail Textuals)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Customer Concentrations Risk | Credit risk | Sales revenue
Disclosure of detailed information about concentrations of risk that arises from contracts within scope of IFRS 17 [line items]
Concentration risk, percentage	44.00%	42.00%	42.00%